Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--09-30
Entity Registrant Name	PLATINUM ANALYTICS CAYMAN LIMITED
Entity Central Index Key	0002053033